SHAREHOLDERS' EQUITY (Schedule of Shares Authorized Under Stock Option Plans by Exercise Price Range) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Outstanding
Number outstanding	1,715
Weighted average remaining contractual life (years)	2 years 11 months 12 days
Weighted average exercise price	$ 3.47
Exercisable
Number exercisable	1,186
Weighted average remaining contractual life (years)	1 year 11 months 16 days
Weighted average exercise price	$ 2.13
0.32-0.56 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 0.32
Exercise price, maximum	$ 0.56
Outstanding
Number outstanding	170
Weighted average remaining contractual life (years)	1 year 1 month 2 days
Weighted average exercise price	$ 0.49
Exercisable
Number exercisable	170
Weighted average remaining contractual life (years)	1 year 1 month 2 days
Weighted average exercise price	$ 0.49
1.00-1.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 1.00
Exercise price, maximum	$ 1.20
Outstanding
Number outstanding	303
Weighted average remaining contractual life (years)	5 months 5 days
Weighted average exercise price	$ 1.16
Exercisable
Number exercisable	303
Weighted average remaining contractual life (years)	5 months 5 days
Weighted average exercise price	$ 1.16
1.48-1.52 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 1.48
Exercise price, maximum	$ 1.52
Outstanding
Number outstanding	163
Weighted average remaining contractual life (years)	2 years 29 days
Weighted average exercise price	$ 1.48
Exercisable
Number exercisable	163
Weighted average remaining contractual life (years)	2 years 29 days
Weighted average exercise price	$ 1.48
2.00-2.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 2.00
Exercise price, maximum	$ 2.32
Outstanding
Number outstanding	69
Weighted average remaining contractual life (years)	5 months 27 days
Weighted average exercise price	$ 2.15
Exercisable
Number exercisable	69
Weighted average remaining contractual life (years)	5 months 27 days
Weighted average exercise price	$ 2.15
2.60-2.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 2.60
Exercise price, maximum	$ 2.76
Outstanding
Number outstanding	121
Weighted average remaining contractual life (years)	3 years 8 months 16 days
Weighted average exercise price	$ 2.62
Exercisable
Number exercisable	88
Weighted average remaining contractual life (years)	3 years 8 months 16 days
Weighted average exercise price	$ 2.62
2.80-3.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 2.80
Exercise price, maximum	$ 3.44
Outstanding
Number outstanding	488
Weighted average remaining contractual life (years)	3 years 10 months 2 days
Weighted average exercise price	$ 3.04
Exercisable
Number exercisable	345
Weighted average remaining contractual life (years)	3 years 9 months
Weighted average exercise price	$ 3.03
5.68-8.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 5.68
Exercise price, maximum	$ 8.76
Outstanding
Number outstanding	202
Weighted average remaining contractual life (years)	5 years 6 months
Weighted average exercise price	$ 7.31
Exercisable
Number exercisable	13
Weighted average remaining contractual life (years)	2 years 8 months 1 day
Weighted average exercise price	$ 8.55
8.92-10.41 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 8.92
Exercise price, maximum	$ 10.41
Outstanding
Number outstanding	199
Weighted average remaining contractual life (years)	5 years
Weighted average exercise price	$ 9.57
Exercisable
Number exercisable	35
Weighted average remaining contractual life (years)	8 months 12 days
Weighted average exercise price	$ 9.79